Long-term Debt (Narrative I) (Details) $ in Thousands					12 Months Ended
	Nov. 08, 2024 USD ($)	Jul. 02, 2024 USD ($)	Jun. 29, 2023 USD ($)	Jun. 22, 2021 USD ($)	Dec. 31, 2024 USD ($) Vessels	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of Debt					$ (3,475)	$ (748)	$ (435)
Minimum cash deposits required to be maintained					19,000	20,000	$ 21,000
Debt issuance costs					$ 7,973	$ 6,314
Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels collateral for debt | Vessels					27
Loan margin percent					7.30%	7.30%
Collateral amount					$ 585,780
Minimum cash deposits required to be maintained					$ 19,000	$ 20,000
8.375% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date					Jun. 22, 2021
Loan amount				$ 125,000
Redemption price, percentage		103.35%
Gain (loss) on extinguishment of Debt		$ (3,475)	$ (159)
Repurchased bonds			5,851
Nominal value of bond repurchased			5,900
Debt extinguishment, amount		61,250
Debt refinanced, amount excluding extinguishment		57,850
Debt issuance costs		5,336	$ 208
8.375% Senior Unsecured Bond [Member] | Officers And Directors
Debt Instrument [Line Items]
Proceeds from issuance of unsecured debt				$ 21,000
8.75% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Loan amount		$ 175,000
Interest rate, stated percentage		8.75%
Proceeds from issuance of unsecured debt	$ 25,000	$ 150,000
Price received above par, percentage	102.00%
8.75% Senior Unsecured Bond [Member] | July 2027 [Member]
Debt Instrument [Line Items]
Redemption price, percentage		103.50%
8.75% Senior Unsecured Bond [Member] | January 2028 [Member]
Debt Instrument [Line Items]
Redemption price, percentage		102.625%
8.75% Senior Unsecured Bond [Member] | July 2028 [Member]
Debt Instrument [Line Items]
Redemption price, percentage		101.75%
8.75% Senior Unsecured Bond [Member] | January 2029 [Member]
Debt Instrument [Line Items]
Redemption price, percentage		100.00%